Financial Information of Parent Company Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income of Acorn International, Inc.	$ 9,836,231	$ 31,127,184	$ 12,384,303
Net cash provided by operating activities	(143,777)	(3,467,157)	(5,936,500)
Financing activities:
Disbursement of dividends	(4,557,934)	(39,825,362)
Net increase (decrease) in cash and cash equivalents	(6,683,115)	(877,859)	(4,479,923)
Cash and cash equivalents at the beginning of the year	20,143,783
Cash and cash equivalents at the end of the year	13,461,368	20,143,783
Parent Company [Member]
Operating activities:
Net income of Acorn International, Inc.	9,836,231	31,127,184	12,384,303
Equity in gains of subsidiaries and VIEs	(9,836,231)	(31,127,184)	(12,384,303)
Net cash provided by operating activities
Investing activities:
Dividend received
Net cash provided by investing activities	4,516,681	40,000,020
Financing activities:
Disbursement of dividends	(4,557,934)	(39,825,362)
Net cash used in financing activities	(4,557,934)	(39,825,362)
Net increase (decrease) in cash and cash equivalents	(41,253)	174,658
Cash and cash equivalents at the beginning of the year	174,658
Cash and cash equivalents at the end of the year	$ 133,405	$ 174,658